Submission	Jun. 11, 2025
Submission [Line Items]
Central Index Key	0000764038
Registrant Name	SouthState Corp
Registration File Number	333-287893
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES